SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

22.SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Group. The Group has two operating segments: medical examinations and other medical services and dental services, and they are also the reporting segments.

The Group does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Group has not made disclosure of total assets by reportable segments.

	For the years ended March 31,
	2015	2016	2017

Net revenues:
Medical examinations and other medical services	$285,292	$364,635	$427,065
Dental services	5,489	6,177	8,648

Total net revenues	290,781	370,812	435,713

Cost of revenues:
Medical examinations and other medical services	151,348	206,034	253,147
Dental services	3,595	4,875	8,987

Total cost of revenues	154,943	210,909	262,134

Gross profit:
Medical examinations and other medical services	133,944	158,601	173,918
Dental services	1,894	1,302	(339)

Total gross profit	135,838	159,903	173,579

Operating expenses:
Selling and marketing expenses	41,059	64,763	74,304
General and administrative expenses	52,331	65,422	82,783
Research and development expenses	1,401	3,716	3,194

Total operating expenses	94,791	133,901	160,281

Income from operations	$41,047	$26,002	$13,298

Components of net revenues are presented in the following table:

	For the years ended March 31,
	2015	2016	2017

Medical examinations	$244,945	$308,053	$360,365
Disease screening	19,689	27,092	34,951

Other services	20,658	29,490	31,749
Medical examinations and other medical services	285,292	364,635	427,065
Dental services	5,489	6,177	8,648

Total	$290,781	$370,812	$435,713

Substantially all of the Group’s revenues for the years ended March 31, 2015, 2016 and 2017 were generated from the PRC entities. Substantially all of the Group’s long-lived assets are located in the PRC as of March 31, 2015, 2016 and 2017.

Substantially all of the Group’s revenues for the years ended March 31, 2015, 2016 and 2017 were generated from the PRC entities. Substantially all of the Group’s long-lived assets are located in the PRC as of March 31, 2015, 2016 and 2017.